Right-of-use assets and lease liabilities - Maturity of undiscounted cash flows of lease liabilities (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)
Maturity analysis of the annual undiscounted cash flows for the lease liabilities
2027	¥ 590,405	$ 87,015
2028	411,663	60,672
2029	185,096	27,280
2030	194,347	28,643
2031	99,547	14,671
Total undiscounted lease payments	1,481,058	218,281
Less: Imputed interest	(75,758)	(11,166)
Lease liabilities recognized in the Consolidated Balance Sheet	¥ 1,405,300	$ 207,115
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent